Long-Term Bank Loan (Details) - Schedule of Long-Term Bank Loan - 12 months ended Dec. 31, 2022	USD ($)	CNY (¥)
Schedule of Long-Term Bank Loan [Abstract]
Total	$ 724,932	¥ 5,000,000
Bank of Communications [Member]
Schedule of Long-Term Bank Loan [Abstract]
Company	Huadong	Huadong
Rate	3.50%	3.50%
Issuance Date	Nov. 03, 2022	Nov. 03, 2022
Expiration Date	Apr. 25, 2024	Apr. 25, 2024
Total	$ 724,932	¥ 5,000,000